Inventories (Details) - Schedule of inventories - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 353,174	$ 404,457
Finished goods	620,736	533,691
Provision for inventory	(114,214)	(45,381)
Total inventories, net	$ 859,696	$ 892,767